Related undertakings - Summary of Full list of Related Parties - Japan to United Kingdom (Detail)	12 Months Ended
Dec. 31, 2019
JAPAN | Ascend Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ascend Japan KK
Percentage of undertaking	100.00%
Reg ofﬁce	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JAPAN | Elsevier Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Japan KK
Percentage of undertaking	100.00%
Reg ofﬁce	Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo, 107-6029, Japan
JAPAN | LexisNexis Japan KK [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Japan KK
Percentage of undertaking	100.00%
Reg ofﬁce	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JAPAN | PatentSight Japan Inc [Member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Company name	PatentSight Japan Inc
Percentage of undertaking	100.00%
Reg ofﬁce	7F Cross Office Uchisaiwaicho, 1-18-6 Nishi-Shinbashi, Minato-ku, Tokyo
JAPAN | Reed Exhibitions Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Japan KK
Percentage of undertaking	100.00%
Reg ofﬁce	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
JAPAN | Reed ISG Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed ISG Japan KK
Percentage of undertaking	100.00%
Reg ofﬁce	13-12 Rokubancho, Chiyoda-ku, Tokyo, Japan
JAPAN | ThreatMetrix GK [Member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix GK
Percentage of undertaking	100.00%
Reg ofﬁce	2-6, Kasumigaseki 3-chome, Chiyoda-ku, Tokyo
Korea (South) [member] | Elsevier Korea LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Korea LLC
Percentage of undertaking	100.00%
Reg ofﬁce	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861,
Korea (South) [member] | Lexis Nexis Legal And Professional Service Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Legal and Professional Service Korea Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	206 Noksapyeong-daero, Yongsan-gu, Seoel, Korea, Republic of
Korea (South) [member] | Reed Exhibitions Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Korea Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729,
Korea (South) [member] | Reed Exporum Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exporum Ltd
Percentage of undertaking	60.00%
Reg ofﬁce	1324 Block A Tera Tower II, 201, Songpa-daero, Songpa-gu, Seoul, 05854
Korea (South) [member] | Reed K. Fairs Ltd seventy percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed K. Fairs Ltd
Percentage of undertaking	70.00%
Reg ofﬁce	Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729,
Malaysia [member] | LexisNexis Malaysia Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Malaysia Sdn Bhd
Percentage of undertaking	100.00%
Reg ofﬁce	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia
Malaysia [member] | Reed Exhibitions Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Sdn Bhd
Percentage of undertaking	100.00%
Reg ofﬁce	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia
Mexico. | Masson-Doyma Mexico, S.A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Masson-Doyma Mexico, S.A.
Percentage of undertaking	100.00%
Reg ofﬁce	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad
Mexico. | Reed Exhibitions Mexico S.A. de C.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Mexico S.A. de C.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad
Morocco [member] | Reed Exhibitions Morocco SARL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Morocco SARL
Percentage of undertaking	100.00%
Reg ofﬁce	Forum Bab Abdelaziz au 62, Angle Blvd. d’Anfa, 6ème étage, Apt 61, Casablanca,Morocco
New Zealand [member] | LexisNexis NZ Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis NZ Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand
Philippines. | Reed Elsevier Shared Services (Philippines) Inc. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Shared Services (Philippines) Inc.
Percentage of undertaking	100.00%
Reg ofﬁce	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon
Poland [member] | AI Digital Contracts Sp. z.o.o. (75%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	AI Digital Contracts Sp. z.o.o.
Percentage of undertaking	75.00%
Reg ofﬁce	św. Antoniego 2/4 50-073, Wrocław,Poland
Poland [member] | Elsevier sp. z.o.o. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier sp. z.o.o.
Percentage of undertaking	100.00%
Reg ofﬁce	Natpoll Building, ul. Migdalowa 4/59, 02-796, Warsaw, Poland
Russia [member] | Ecwatech Company ZAO [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ecwatech Company ZAO
Percentage of undertaking	100.00%
Reg ofﬁce	2nd Syromyatnicheskiy pereulok, house 1, space I, room 13, 105120, Moscow,Russian Federation
Russia [member] | Elsevier OOO [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier OOO
Percentage of undertaking	100.00%
Reg ofﬁce	2nd Syromyatnicheskiy pereulok, house 1, space I, room 13, 105120, Moscow,Russian Federation
Russia [member] | LexisNexis OOO [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis OOO
Percentage of undertaking	100.00%
Reg ofﬁce	2nd Syromyatnicheskiy pereulok, house 1, space I, room 13, 105120, Moscow,Russian Federation
Russia [member] | Real estate events direct [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Real Estate Events Direct OOO
Percentage of undertaking	80.00%
Reg ofﬁce	Petrozavodskaya street 28/4, Building VI, room 2, 125475, Moscow, RussianFederation
Russia [member] | Relx ooo [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX OOO
Percentage of undertaking	100.00%
Reg ofﬁce	24 Bolshaya Nikitskaya Str., bldg. 5, Moscow 125009, Russian Federation
Russia [member] | 3D4Medical OOO [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3D4Medical OOO
Percentage of undertaking	100.00%
Reg ofﬁce	Krasnykh Partizan st. 152, Office 505, 350049, Krasnodar, Russian Federation
Saudi Arabia [member] | Reed Sunaidi Exhibitions [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Sunaidi Exhibitions
Percentage of undertaking	50.00%
Reg ofﬁce	Al Fadl Commercial Center, Jeddah, 21411, Saudi Arabia
SINGAPORE | Elsevier (Singapore) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SINGAPORE | Lexis-Nexis Philippines Pte Ltd [member] | Ordinary B Preference [member]
Disclosure of transactions between related parties [line items]
Company name	Lexis-Nexis Philippines Pte Ltd
Percentage of undertaking	75.00%
Reg ofﬁce	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SINGAPORE | Mack Brooks Asia Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks Asia Pte Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	120 Lower Delta Road #12-02, Cendex Centre, Singapore, 169208
SINGAPORE | Reed Business Information Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information Pte Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551,
SINGAPORE | RE (HAPL) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (HAPL) Pte Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SINGAPORE | RELX (Singapore) Pte. Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Singapore) Pte. Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SINGAPORE | ThreatMetrixPTE Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix PTE Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	8 Robinson Road #03-00 ASO Building Singapore 048544
South Africa [member] | F I R C O S O F T South Africa Proprietary Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft South Africa (Pty) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Regus Brooklyn Bridge, 3rd Floor Steven House, Brooklyn Bridge Office Park,Fehrsen Street, Brooklyn, Pretoria
South Africa [member] | Globalrange SA Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Globalrange SA (Pty) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Fourways Gold Park, 1st Floor – Wentworth Building, 32 Roos Street, Fourways,2191, South Africa
South Africa [member] | Korbitec (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Korbitec (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | LegalPerfectTSoftware Solutions (Pty) Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LegalPerfectTSoftware Solutions (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | LexisNexis (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Academic (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | LexisNexis (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | LexisNexis Risk Management (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Management (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Property Payment Exchange (SA) (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Property Payment Exchange (SA) (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | RELX (Pty) Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Pty) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Reed Exhibitions (Pty) Ltd ninety percentage [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Pty) Ltd
Percentage of undertaking	90.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Reed Events Management Pty Ltd [Member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Events Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Reed Exhibitions Group (Pty) Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Group(Pty) Ltd
Percentage of undertaking	90.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Reed Venue Management (Pty) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Venue Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Winsearch Services (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Winsearch Services (Pty) Ltd
Percentage of undertaking	78.00%
Reg ofﬁce	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
Spain [member] | Elsevier Espana, S.L. [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Espana, S.L.
Percentage of undertaking	100.00%
Reg ofﬁce	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain
Switzerland [member] | Elsevier finance SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Finance SA
Percentage of undertaking	100.00%
Reg ofﬁce	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | Fircosoft Schweiz GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft Schweiz GmbH
Percentage of undertaking	100.00%
Reg ofﬁce	Bahnhofstrasse 100 – 8001 Zurich
Switzerland [member] | RELX risks SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Risks SA
Percentage of undertaking	100.00%
Reg ofﬁce	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | RELX Swiss holdings SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Swiss Holdings SA
Percentage of undertaking	100.00%
Reg ofﬁce	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Taiwan [member] | Elsevier Taiwan LLC [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Taiwan LLC
Percentage of undertaking	100.00%
Reg ofﬁce	Suite N-818, 8/F, Chia Hsin Cement Building, 96 Zhong Shan North Road, Section 2,Taipei, 10449, Taiwan
Thailand [member] | MackBrooks Exhibitions Asia Ltd (49%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MackBrooks Exhibitions Asia Ltd
Percentage of undertaking	49.00%
Reg ofﬁce	140/36, New ITF Tower, 17th Floor, Silom Road, Bangrak 10500, Bangkok, Thailand
Thailand [member] | Reed Tradex Company Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tradex Company Ltd
Percentage of undertaking	49.00%
Reg ofﬁce	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom,Bangrak, Bangkok, 10500, Thailand
Thailand [member] | Reed Tradex Company Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tradex Company Ltd
Percentage of undertaking	49.00%
Reg ofﬁce	2 Ploenchit Centre, Room 7, Floor G., Sukhumvit Road, Klongtoey, Bangkok, 10110,Thailand
Thailand [member] | Reed Holding (Thailand) Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Holding (Thailand) Co., Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	540 Mercury Tower, 22nd Floor, Ploenchit Road, Lumpini, Pathumwan, Bangkok10330
Netherlands [member] | AGRM Solutions C.V. [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	AGRM Solutions C.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier Employment Services B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Employment Services B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Business Information Solutions B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Univentio B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Univentio B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Galileiweg 8, 2333 BD Leiden, Netherlands
Netherlands [member] | Misset Uitgeverij B.V. [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Misset Uitgeverij B.V.
Percentage of undertaking	49.00%
Reg ofﬁce	Prins Hendrikstraat 17, 7001GK Doetinchem
Netherlands [member] | One Business B.V. [Member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	One Business B.V. (33%)
Percentage of undertaking	33.00%
Reg ofﬁce	Spaklerweg 53, 1114 AE Amsterdam-Duivendrecht
Netherlands [member] | Reed Business B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX finance B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Finance B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX holdings B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Holdings B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX Nederland B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Nederland B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX overseas B.V. [member] | RE Shares
Disclosure of transactions between related parties [line items]
Company name	RELX Overseas B.V.
Percentage of undertaking	100.00%
Reg ofﬁce	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | ThreatMetrix BV [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix BV
Percentage of undertaking	100.00%
Reg ofﬁce	Evert van de Beekstraat 1 The Base 3 / F, 1118CL Schiphol
TURKEY | Elsevier STM Bilgi Hizmetleri Limited sirketi [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier STM Bilgi Hizmetleri Limited Şirketi
Percentage of undertaking	100.00%
Reg ofﬁce	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 ẞiẟli-Maslak, Istanbul, Turkey
TURKEY | Mack Brooks Fuarcilik A.S [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks Fuarcilik A.S
Percentage of undertaking	100.00%
Reg ofﬁce	Fulya Mah. Hakkı Yeten Cad. No:10/C, Selenium Plaza Kat:5,6 Fulya, Besiktasİstanbul, Turkey
TURKEY | Reed Tuyap Fuarcilik A.S. [member] | Class A-Ordinary / Class B-Ordinary [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tüyap Fuarcilik A.Ş.
Percentage of undertaking	50.00%
Reg ofﬁce	E - 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece ,Istanbul, 34500,Turkey
United Kingdom [member] | Adaptris Group Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Adaptris Group Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Bradfield Brett Holdings Ltd [member] | Seven point five preferred income shares [member]
Disclosure of transactions between related parties [line items]
Company name	Bradfield Brett Holdings Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworths Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworths Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Cordery Compliance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Cordery Compliance Ltd
Percentage of undertaking	71.00%
Reg ofﬁce	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Cordery Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Cordery Ltd
Percentage of undertaking	71.00%
Reg ofﬁce	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Crediva Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Crediva Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	The Eye, 1 Procter Street, London, WC1V 6EU, United Kingdom
United Kingdom [member] | Dew Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Dew Events Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Digital Foundry Network [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Digital Foundry Network
Percentage of undertaking	50.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Drayton Legal Recoveries Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Drayton Legal Recoveries Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | E & P Events LLP [member]
Disclosure of transactions between related parties [line items]
Company name	E & P Events LLP
Percentage of undertaking	50.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Elsevier Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
United Kingdom [member] | Elsevier Life Sciences IP Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Life Sciences IP Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
United Kingdom [member] | Fastener Fairs Ltd [member] | Ordinary, Ordinary-A, Ordinary-B [member]
Disclosure of transactions between related parties [line items]
Company name	Fastener Fairs Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Formpart (EPS) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Formpart (EPS) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Formpart (HPL) Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Formpart (HPL) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Gamer Edition Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Edition Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Gamer Events Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Events Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Gamer Network Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Network Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Imbibe Media Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Imbibe Media Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Information Handling Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Information Handling Ltd
Percentage of undertaking	85.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Insurance Initiatives Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Insurance Initiatives Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
United Kingdom [member] | Knowable Holdings Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Knowable Holdings Ltd
Percentage of undertaking	75.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Knowable Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Knowable Ltd
Percentage of undertaking	75.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Legend Exhibitions Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Legend Exhibitions Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	28 The Quadrant, Richmond, Surrey, England, TW9 1DN
United Kingdom [member] | Lexis Nexis Risk Solutions U K Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions UK Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW
United Kingdom [member] | Mack Brooks Events Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks Events Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks Exhibitions Ltd | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks Exhibitions Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks Exhibitions Ltd | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks Exhibitions Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks Exhibitions Ltd | Class D Ordinary Shares
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks Exhibitions Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks France Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks (France) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks Publishing Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks Publishing Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks Publishing Ltd | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks Publishing Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brook Speciality Publishing Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brook Speciality Publishing Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | M C M Central Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Central Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | M C M Expo Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Expo Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Mendeley Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mendeley Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | M Lex Ltd | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MLex Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Newsflo Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Newsflo Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE (RCB) LTD [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (RCB) LTD
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | N Life Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	NLife Ltd
Percentage of undertaking	23.50%
Reg ofﬁce	5 Oakwood Drive, Loughborough, England, LE11 3QF
United Kingdom [member] | Offshore Europe Management Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Offshore Europe (Management) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Offshore Europe Partnership | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	Offshore Europe Partnership
Percentage of undertaking	50.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Out There Gaming Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Out There Gaming Ltd
Percentage of undertaking	70.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Oxford Spires Management Co Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Oxford Spires Management Co; Ltd
Percentage of undertaking	55.00%
Reg ofﬁce	40 Kimbolton Road, Bedford, England, MK40 2NR
United Kingdom [member] | Prean Holdings Limited | Deferred Ordinary Shares
Disclosure of transactions between related parties [line items]
Company name	Prean Holdings Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E Directors No One Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Directors (No.1) Limited
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E Directors No Two Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Directors (No.2) Limited
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E S O E Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (SOE) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | R E Secretaries Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Secretaries Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Business Information Holdings Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Holdings) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Business Information Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Elsevier U I G Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier (UIG) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Events Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Events Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Exhibitions Ltd [member] | Deferred Ordinary Shares
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Whitehall Debenture Company Limited [Member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Whitehall Debenture Company Limited
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Nominees Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Nominees Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Publishing Corporation Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Publishing Corporation Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Holdings Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Holdings) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Investments Plc | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Investments) plc
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X U K L I M I T E D | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (UK) Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Finance Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Finance Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Group Plc | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Group plc
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Group Plc | Class R Ordinary Shares
Disclosure of transactions between related parties [line items]
Company name	RELX Group plc
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Overseas Holdings Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Overseas Holdings Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E V Venture Partners Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	REV Venture Partners Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Symbiotic Technologies Operations Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Symbiotic Technologies Operations Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW
United Kingdom [member] | Tracesmart Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tracesmart Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Wunelli Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Wunelli Ltd
Percentage of undertaking	100.00%
Reg ofﬁce	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom